OPERATING LEASE - Supplemental cash flow and balance sheet information related to leases were (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Supplemental consolidated balance sheet information related to leases
Right-of-use assets		$ 6,514	¥ 45,446
Operating lease liabilities, current		4,715	32,892
Operating lease liabilities, non-current		$ 1,444	10,075
Total lease liabilities			¥ 42,967
Weighted average remaining lease term		1 year 9 months	1 year 9 months
Weighted average discount rate		6.14%	6.14%
Supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities	¥ 134,071
Right-of-use assets obtained in exchange for operating lease liabilities	87,350
Leases lease cost
Lease cost	161,300
Short-term lease cost	75,300
Continuing business
Leases lease cost
Lease cost	58,700
Short-term lease cost	10,600
Discontinued business
Leases lease cost
Lease cost	102,600
Short-term lease cost	¥ 64,700